Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Credit Loss [Abstract]
Beginning balance at January 1, 2026 and 2025	$ 10,423	$ 10,423
Recovery of credit losses
Ending balance at June 30, 2026 and 2025	$ 10,423	$ 10,423